UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

	COST	%	Principal Amount or Shares	Market Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds

Chemicals - Specialty
The Dow Chemical Company, 5.900%, due February 15, 2015			610,000	666,462
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016			1,519,000	1,754,734
Total Chemical Industry		6.5%		2,421,196

Communications
AT&T, 5.100%, due September 15, 2014			1,250,000	1,329,487
CBS Corporation, 4.625%, due May 15, 2018			2,000,000	2,240,840
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019			250,000	303,677
Total Communications		10.4%		3,874,004

Consumer, Cyclical
Home Depot Inc., 5.250%, due December 16, 2013			1,000,000	1,033,850
Safeway Inc., 5.625%, due August 15, 2014			1,229,000	1,302,003
Target Corp., 5.875%, due July 15, 2016			1,000,000	1,167,820
Avon Products Inc., 6.500%, due March 1, 2019			500,000	568,660
Total Consumer, Cyclical		11.0%		4,072,333

Consumer, Non-cyclical
McDonald’s Corp., 5.300%, due March 15, 2017			500,000	581,270
Kraft Foods Inc., 6.500%, due August 11, 2017			250,000	302,417
Yum! Brands Inc., 5.300%, due September 15, 2019			355,000	415,311
Total Consumer, Non-cyclical		3.5%		1,298,998

Diversified Company Industry
Fortune Brands Inc., 6.375%, due June 15, 2014			500,000	531,980
Total Diversified Company Industry		1.4%		531,980

Energy
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015			500,000	597,975
PPL Energy Supply LLC, 5.700%, due October 15, 2015			80,000	87,287
Plains All American Pipeline, 6.125%, due January 15, 2017			1,345,000	1,580,536
XTO Energy Inc., 6.250%, August 1, 2017			1,000,000	1,223,760
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018			460,000	499,730
Transocean Inc., 7.375%, due April 15, 2018			1,350,000	1,586,668
Hess Corporation, 8.125%, due February 15, 2019			199,000	258,790
Total Energy		15.7%		5,834,746

Financial
American Express Credit Co., 5.300%, due December 2, 2015			117,000	130,598
General Electric Capital Corp., 5.625%, due September 15, 2017			215,000	251,976
Total Financial		1.0%		382,574

Paper & Forest Products Industry
International Paper, 9.375%, due May 15, 2019			500,000	688,865
Total Paper & Forest Products Industry		1.9%		688,865

Technology
Cisco Systems Inc., 5.500%, due February 22, 2016			960,000	1,091,203
Oracle Corp., 5.000%, due July 08, 2019			250,000	298,025
Adobe Systems Inc., 4.750%, due February 1, 2020			100,000	112,613
Total Technology		4.0%		1,501,841

Transportation
CSX Corp., 5.500%, due August 1, 2013			964,000	978,875
Union Pacific Corp., 4.875%, due January 15, 2015			1,000,000	1,071,770

FedEx Corp., 8.000%, due January 15, 2019			500,000	658,740
Total Transportation		7.3%		2,709,385

Utilities
Dominion Resources Inc., 5.000%, due March 15, 2013
Potomac Electric Power, 4.650%, due April 15, 2014			600,000	623,406
Southern Power Company, 4.875%, due July 15, 2015			1,250,000	1,363,700
Southern Electric Power, 5.550%, due January 15, 2017			174,000	197,375
Metropolitan Edison, 7.700%, due January 15, 2019			250,000	321,865
Total Utilities		6.7%		2,506,346

TOTAL - US CORPORATE BONDS	$23,162,509	69.5%		$25,822,268

U.S. Common Stock

Chemicals - Speciality
Du Pont (E.I.) De Nemours and Company			4,312	211,460
Total Chemicals - Specialty		0.6%		211,460

Computer and Peripherals
Hewlett-Packard			11,680	260,464
Total Computer and Peripherals		0.7%		260,464

Computers, Software & Services
Microsoft Corp.			3,640	104,086
Total Computer Software & Services		0.3%		104,086

Drug Industry
Bristol-Myers Squibb			1,500	61,170
Johnson & Johnson			2,800	230,748
Lilly Eli & Co.			2,000	113,860
Merck & Co. Inc.			1,500	67,980
Total Drug Industry		1.3%		473,758

Electrical Equipment
General Electric			9,425	217,529
Total Electrical Equipment		0.6%		217,529

Electric Utility
Atmos Energy Corp.			1,500	63,000
Avista Corp.			2,000	54,100
Consolidated Edison Inc.			1,500	91,845
Duke Energy Corp.			2,255	161,909
Entergy Corporation New			1,570	104,436
Exelon Corp.			1,400	48,608
Firstenergy Corp.			1,255	54,003
Northeast Utilities			787	34,204
Pepco Holdings Inc.			2,600	56,030
PPL Corporation			1,800	56,322
Scana Corp.			700	36,274
Southern Company			4,150	196,004
Total Electric Utility		2.6%		956,735

Exchange Traded Funds
iShares Investment Grade Corp. Bonds			640	77,101
iShares S&P Preferred Stock Index Fund			2,516	101,344
iShares Silver Trust			1,525	39,635
SPDR Barclays Capital High Yield			2,600	106,184
SPDR Gold Trust			350	52,601
Total Exchange Traded Funds		1.0%		376,865

Food Processing
Kraft Foods Group			500	25,925
Mondelez International Inc.			1,500	45,412
Total Food Processing		0.2%		71,337

Metals & Mining
Silver Wheaton Corp.			700	20,321
Total Mining		0.1%		20,321

Mutual Funds
John Hancock Preferred Income Fund			1,084	25,550
Total Mutual Funds		0.1%		25,550

Natural Gas (Diversified)
ONEOK Inc.			1,200	57,588
Total Natural Gas (Diversified)		0.2%		57,588

Office Equipment
Pitney Bowes Inc.			3,000	43,440
Total Office Equipment		0.1%		43,440

Oil Field Services and Equipment
Diamond Offshore Drilling			1,515	104,293
Total Oil Field Services and Equipment		0.3%		104,293

Petroleum Industry
Hollyfrontier Corp			1,800	86,850
Total Petroleum Industry		0.2%		86,850

Real Estate Investment Trust
AvalonBay Communities			400	52,888
Digital Realty Trust Inc.			1,500	101,340
Healthcare Realty Trust Inc.			2,300	65,757
Hospitality Properties Trust			6,100	166,896
Liberty Property Trust			2,500	102,100
LTC Properties Inc.			4,830	204,889
Mack Cali Rlty Corp			5,600	160,048
Omega Healthcare Investors			2,831	90,592
Sabra Healthcare Reit Inc.			1,960	56,409
Senior Housing Properties Trust			6,300	170,856
Stag Industrial Inc.			2,400	51,864
Sun Communities			1,000	47,680
Ventas Inc.			600	44,790
Washington Real Estate Investment Trust			6,600	186,384
Total Real Estate Investment Trust		4.0%		1,502,493

Restaurant Industry
McDonalds Corp			2,182	219,575
Total Restaurant Industry		0.6%		219,575

Telecommunications Services
AT&T			9,200	348,772
CenturyTel Inc.			6,900	248,538
Consolidated Communications Holdings, Inc.			5,000	87,400
Frontier Communications Corp.			192	789
Verizon Communications Inc.			5,640	278,052
Total Telecommunications Services		2.6%		963,551

Foreign Stocks

CANADIAN - Petroleum Industry
Penn West Petroleum			3,400	33,762
CANADIAN - Utilities

Atlantic Power Corp			2,700	13,311
Total Canadian Common Stock		0.1%		47,073

FRANCE - Drug Industry
Sanofi-Aventis-ADR			600	30,792
Total France Common Stock		0.1%		30,792

NETHERLANDS - Petroleum Industry
Royal Dutch Shell PLC			400	25,656
Seadrill Ltd.			1,200	42,756
Total Netherlands Common Stock		0.2%		68,412

UNITED KINGDOM - Food Processing Insustry
Unilever PLC			800	33,656
Total UK Common Stock		0.1%		33,656

Publicly Traded Partnership Stocks

Publicly Traded Partnerships Stocks - Oil/Gas Distribution
Amerigas Partners-LP			5,000	221,700
Boardwalk Pipeline Partners			6,968	202,908
Breitburn Energy			4,700	92,637
Buckeye Partners LP			5,052	298,220
CVR Partners LP			4,760	111,146
El Paso Pipeline Partners LP			4,050	173,542
Enbridge Energy Partners LP.			3,700	109,705
Energy Transfer Partners LP			5,100	256,785
Enterprise Products Partners			1,600	95,232
Kinder Morgan Energy Partners			2,400	211,680
Linn Energy LLC			5,890	222,995
Magellan Midstream Partners			2,200	112,002
Market West Partners LP			2,000	116,340
Nustar Energy LP Unit Com			4,100	214,266
PAA NAT Gas Storage LP Com Unit Ltd			4,200	88,452
Plains All American Pipeline			1,600	88,432
PVR Partners LP			3,000	70,590
Suburban Propane Partners L.P.			3,200	147,040
TC Pipelines LP			1,700	80,954
Williams Partners LP			1,900	97,717
Total Publicly Traded Partnerships Stocks- Oil/Gas Distribution				$3,012,343
Cost - Publicly Traded Partnerships	2,796,011

TOTALS - ALL STOCKS		23.9%		$8,888,171
Total Cost for All Stocks	$7,917,619

TOTAL - CASH AND EQUIVALENTS (Money Market)	$2,430,328	6.5%		$2,430,328

TOTAL PORTFOLIO		100.0%		$37,140,767
Total Portfolio Cost	$33,510,456

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair value as of March 31, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		25,822,268		25,822,268
Common Stock (not incl PTP's below)	5,875,828			5,875,828
Publicly Traded Partnerships Stocks	3,012,343			3,012,343
Cash and Equivalents (Money Market)	2,430,328			2,430,328
TOTALS				$37,140,767

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the third fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: May 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: May 7, 2013